Investment in an Associate	12 Months Ended
Dec. 31, 2025
Investment in an Associate [Abstract]
INVESTMENT IN AN ASSOCIATE
6	INVESTMENT IN AN ASSOCIATE

	As of December 31, 2025	As of December 31, 2025
	RM	Convenience Translation USD
Shares at cost	1,916,650	471,965
Share of post-acquisition reserves	7,125	1,755
	1,923,775	473,720

Details of associate is as follows:

	Percentage of effective ownership
	December 31,
Name	2025	2024	Place of incorporation	Principal activities
	%	%
RL Solar Assets Sdn. Bhd. (Formerly known as RL Sunseap Energy Sdn. Bhd.)	49	—	Malaysia	Renewable energy business

The summarised financial information of the associate is as follows:

	As of December 31, 2025	As of December 31, 2025
	RM	Convenience Translation USD
Carrying amount	1,916,650	471,965

Share of results:
Group’s share of profit from continuing operations	7,125	1,755
Group’s share of total comprehensive income	7,125	1,755

On September 15, 2025, Founder Assets Sdn. Bhd. acquired 49% equity interest in RL Solar Assets Sdn. Bhd. for a total purchase consideration of RM 1,916,650. The investment is classified as an associate as the Group has significant influence over the financial and operating policy decisions of RL Solar Assets Sdn. Bhd.